ADVANCED SERIES TRUST

AST Legg Mason Diversified Growth Portfolio

Supplement dated July 24, 2014 to the

Statement of Additional Information,

dated April 28, 2014, of Advanced Series Trust

This supplement should be read in conjunction with your Advanced Series Trust (the Trust) Statement of Additional Information (the SAI), each dated April 28, 2014, and should be retained for future reference. The AST Legg Mason Diversified Growth Portfolio (the Portfolio) may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the SAI.

A.	Acquisition of QS Investors Holdings, LLC

Effective May 30, 2014, Legg Mason Inc. (“Legg Mason”) acquired all of the membership interests of QS Investors Holdings, LLC, the parent company of QS Investors LLC (“QS Investors”), which is now a wholly-owned subsidiary of Legg Mason, with the intention of integrating Legg Mason Global Asset Allocation, LLC (“LMGAA”) and Batterymarch Financial Management, Inc. (“Batterymarch”) into QS Investors over time. In connection with the acquisition, effective June 30, 2014, the name of LMGAA has been changed to QS Legg Mason Global Asset Allocation, LLC, and the name of Batterymarch has been changed to QS Batterymarch Financial Management Inc.

To reflect these changes, the SAI is revised as follows:

I.	All references to Legg Mason Global Asset Allocation, LLC are hereby replaced with QS Legg Mason Global Asset Allocation, LLC (LMGAA).

II.	All references to Batterymarch Financial Management Inc. are hereby replaced with QS Batterymarch Financial Management Inc. (Batterymarch).

III.     The section of the SAI entitled “Portfolio Managers: Compensation & Conflicts Policies – Legg Mason Global Asset Allocation, LLC. (LMGAA)” is hereby deleted in its entirety and replaced with the following:

QS Legg Mason Global Asset Allocation, LLC. (LMGAA)

COMPENSATION. Certain LMGAA investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

The level of incentive compensation is determined by the senior management of Legg Mason and is awarded on a discretionary basis. A formula-based scheme directly linking compensation to investment performance as measured against a benchmark is not currently in place nor is one planned; however, senior management considers a number of factors when determining compensation, including (but not limited to) the performance of LMGAA’s funds relative to their benchmarks and to their relevant peer groups over a 1, 3 and 5-year period.

Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. Of that principal deferred award amount, 50% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional’s business activities with LMGAA, and 50% may be received in the form of Legg Mason restricted stock shares.

COMPENSATION. Certain Portfolio managers will be eligible for total compensation comprised of base salary and variable compensation.

Base Salary. Base salary is the fixed portion of the portfolio manager compensation and is linked to professional experience and qualifications and financial services industry peer comparison.

Variable Compensation. Variable compensation for portfolio managers will be linked to the metrics for which they have responsibility; checking and implementing quantitative model output, minimizing transaction costs and market impact, monitoring client portfolios for appropriate market risk and ensuring adherence to regulatory and investment guidelines. Portfolio manager compensation is not tied to peer group and/or relative benchmark performance. The qualitative analysis of a portfolio manager’s individual performance is based on, among other things, the results of an annual management and internal peer review process, and management’s assessment of overall portfolio manager contributions to the investment team, the investment process and overall performance (distinct from fund and other account performance). Other factors taken into consideration include adherence to Compliance Policies and Procedures, Risk Management procedures and the firm’s Code of Ethics.

Conflicts of Interest. LMGAA maintains policies and procedures reasonably designed to detect and minimize material conflicts of interest inherent in circumstances when a portfolio manager has day-to-day portfolio management responsibilities for multiple portfolios. Nevertheless, no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. These conflicts may be real, potential, or perceived; certain of these conflicts are described in detail below.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple funds and/or accounts, the investment opportunity may be allocated among these several funds or accounts, which may limit a client’s ability to take full advantage of the investment opportunity, due to liquidity constraints or other factors.

LMGAA has adopted trade allocation procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts. Nevertheless, investment opportunities may be allocated differently among client accounts due to the particular characteristics of an account, such as the size of the account, cash position, investment guidelines and restrictions or its sector/country/region exposure or other risk controls, market restrictions or for other reasons.

Similar Investment Strategies. LMGAA and its portfolio management team may manage multiple portfolios with similar investment strategies.  Investment decisions for each portfolio are generally made based on each portfolio’s investment objectives and guidelines, cash availability, and current holdings. Purchases or sales of securities for the portfolios may be appropriate for other portfolios with like objectives and may be bought or sold in different amounts and at different times in multiple portfolios. In these cases, transactions are allocated to portfolios in a manner believed by LMGAA to be the most equitable to each client, generally utilizing a pro rata allocation methodology. Purchase and sale orders for a portfolio may be combined with those of other portfolios in the interest of achieving the most favorable net results for all clients.

Different Investment Strategies. LMGAA may manage long-short strategies alongside long-only strategies. As such, the potential exists for short sales of securities in certain portfolios while the same security is held long in one or more other portfolios. In an attempt to mitigate the inherent risks of simultaneous management of long-short and long-only strategies, LMGAA has established and implemented procedures to promote fair and equitable treatment of all portfolios. The procedures include monitoring and surveillance, supervisory reviews, and compliance oversight of short sale activity.

Differences in Financial Incentives. A conflict of interest may arise where the financial or other benefits available to a portfolio manager or an investment adviser differ among the funds and/or accounts under management. For example, when the structure of an investment adviser’s management fee differs among the funds and/or accounts under its management (such as where certain funds or accounts pay higher management fees or performance-based management fees), a portfolio manager might be motivated to favor certain funds and/or accounts over others. Performance-based fees could also create an incentive for an investment adviser to make investments that are riskier or more speculative. In addition, a portfolio manager might be motivated to favor funds and/or accounts in which he or she or the investment adviser and/or its affiliates have a financial interest. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record in a particular investment strategy or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager. To manage conflicts that may arise from management of portfolios with performance-based fees, performance in portfolios with like strategies is regularly reviewed by management.

Investment professionals employed by LMGAA may manage personal accounts in which they have a fiduciary interest with holdings similar to those of client accounts. LMGAA has implemented a Code of Ethics which is designed to address the possibility that these professionals could place their own interests ahead of those of clients.  The Code of Ethics addresses this potential conflict of interest by imposing reporting requirements, blackout periods, supervisory oversight and other measures designed to reduce conflict.

LMGAA allows its employees to trade in securities that it recommends to advisory clients. LMGAA’s employees may buy, hold or sell securities at or about the same time that LMGAA is purchasing, holding or selling the same or similar securities for client account portfolios and the actions taken by such individuals on a personal basis may differ from, or be inconsistent with, the nature and timing of advice or actions taken by LMGAA for its client accounts. LMGAA and its employees may also invest in mutual funds and other pooled investment vehicles that are managed by LMGAA. This may result in a potential conflict of interest since LMGAA’s employees have knowledge of such funds’ investment holdings, which is non-public information.

IV.     The section of the SAI entitled “Portfolio Managers: Compensation & Conflicts Policies – Batterymarch financial management, inc. (batterymarch)” is hereby deleted in its entirety and replaced with the following:

QS Batterymarch financial management, inc. (batterymarch)

CONFLICTS OF INTEREST. Batterymarch maintains policies and procedures reasonably designed to detect and minimize material conflicts of interest inherent in circumstances when a portfolio manager has day-to-day portfolio management responsibilities for multiple portfolios. Nevertheless, no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. These conflicts may be real, potential, or perceived; certain of these conflicts are described in detail below.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple funds and/or accounts, the investment opportunity may be allocated among these several funds or accounts, which may limit a client’s ability to take full advantage of the investment opportunity, due to liquidity constraints or other factors.

Batterymarch has adopted trade allocation procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts. Nevertheless, investment opportunities may be allocated differently among client accounts due to the particular characteristics of an account, such as the size of the account, cash position, investment guidelines and restrictions or its sector/country/region exposure or other risk controls, market restrictions or for other reasons.

Similar Investment Strategies. Batterymarch and its portfolio management team may manage multiple portfolios with similar investment strategies. Investment decisions for each portfolio are generally made based on each portfolio’s investment objectives and guidelines, cash availability, and current holdings. Purchases or sales of securities for the portfolios may be appropriate for other portfolios with like objectives and may be bought or sold in different amounts and at different times in multiple portfolios. In these cases, transactions are allocated to portfolios in a manner believed by Batterymarch to be the most equitable to each client, generally utilizing a pro rata allocation methodology. Purchase and sale orders for a portfolio may be combined with those of other portfolios in the interest of achieving the most favorable net results for all clients.

Different Investment Strategies. Batterymarch may manage long-short strategies alongside long-only strategies. As such, the potential exists for short sales of securities in certain portfolios while the same security is held long in one or more other portfolios. In an attempt to mitigate the inherent risks of simultaneous management of long-short and long-only strategies, Batterymarch has established and implemented procedures to promote fair and equitable treatment of all portfolios. The procedures include monitoring and surveillance, supervisory reviews, and compliance oversight of short sale activity.

Differences in Financial Incentives. A conflict of interest may arise where the financial or other benefits available to a portfolio manager or an investment adviser differ among the funds and/or accounts under management. For example, when the structure of an investment adviser’s management fee differs among the funds and/or accounts under its management (such as where certain funds or accounts pay higher management fees or performance-based management fees), a portfolio manager might be motivated to favor certain funds and/or accounts over others. Performance-based fees could also create an incentive for an investment adviser to make investments that are riskier or more speculative. In addition, a portfolio manager might be motivated to favor funds and/or accounts in which he or she or the investment adviser and/or its affiliates have a financial interest. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record in a particular investment strategy or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager. To manage conflicts that may arise from management of portfolios with performance-based fees, performance in portfolios with like strategies is regularly reviewed by management.

Investment professionals employed by Batterymarch may manage personal accounts in which they have a fiduciary interest with holdings similar to those of client accounts. Batterymarch has implemented a Code of Ethics which is designed to address the possibility that these professionals could place their own interests ahead of those of clients. The Code of Ethics addresses this potential conflict of interest by imposing reporting requirements, blackout periods, supervisory oversight and other measures designed to reduce conflict.

Batterymarch allows its employees to trade in securities that it recommends to advisory clients. Batterymarch’s employees may buy, hold or sell securities at or about the same time that Batterymarch is purchasing, holding or selling the same or similar securities for client account portfolios and the actions taken by such individuals on a personal basis may differ from, or be inconsistent with, the nature and timing of advice or actions taken by Batterymarch for its client accounts. Batterymarch and its employees may also invest in mutual funds and other pooled investment vehicles that are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch’s employees have knowledge of such funds’ investment holdings, which is non-public information.

V.       The following is added to the section of the SAI entitled “DISCLOSURE OF PORTFOLIO HOLDINGS: Procedures for Release of Portfolio Holdings Information”:

▪	Full Holdings on an intraday basis to StarCompliance (compliance services) (AST Legg Mason Diversified Growth Portfolio only) at the end of each day.

VI.     The section of the SAI entitled “APPENDIX II: PROXY VOTING POLICIES OF THE SUBADVISERS – Legg Mason Global Asset Allocation, LLC. (LMGAA) is hereby deleted in its entirety and replaced with the following:

QS Legg Mason Global Asset Allocation, LLC

Proxy Voting Policy and Procedures

Introduction

QS Legg Mason Global Asset Allocation, LLC (LMGAA) has adopted and implemented policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of its clients and in accordance with its fiduciary duties and applicable regulations. This Policy shall apply to all accounts managed by LMGAA. In addition, LMGAA’s Proxy Policy reflects the fiduciary standards and responsibilities for ERISA accounts managed by LMGAA.

Responsibilities

Proxy votes are the property of LMGAA’s advisory clients.1 As such, LMGAA’s authority and responsibility to vote such proxies depends upon its contractual relationships with its clients. LMGAA has delegated responsibility for effecting its advisory clients’ proxy votes to Institutional Shareholder Services (ISS), an independent third-party proxy voting specialist. ISS votes LMGAA’s advisory clients’ proxies in accordance with their (ISS’s) proxy guidelines or, in extremely limited circumstances, LMGAA’s specific instructions. Where a client has given specific instructions as to how a proxy should be voted, LMGAA will notify and direct ISS to carry out those instructions. Where no specific instruction exists, LMGAA will follow the procedures set forth in this document and vote such proxies in accordance with ISS’s guidelines. Certain Taft-Hartley clients may direct LMGAA to have ISS vote their proxies in accordance with ISS’s (or other specific) Taft Hartley voting Guidelines.

Alternatively, clients may elect to retain proxy voting authority and responsibility. These and other proxy-related instructions must be outlined in the investment management agreement or other contractual arrangements with each client.

Clients may in certain instances contract with their custodial agent and notify LMGAA that they wish to engage in securities lending transactions. LMGAA will not vote proxies relating to securities in client accounts that are on loan. In such cases, it is the responsibility of the custodian to deduct the number of shares that are on loan to ensure they are not voted by multiple parties.

Policies

Proxy voting activities are conducted in the best economic interest of clients.

LMGAA works with ISS to ensure that all proxies are voted in accordance with what we believe to be the best economic interest of LMGAA’s clients. In addition to proxy voting services provided by ISS, LMGAA has also contracted with ISS to provide proxy advisory services. These services include research and other activities designed to gain insight into ballot decisions and make informed voting recommendations consistent with our fiduciary duty to our clients. ISS has developed and maintains Proxy Voting Guidelines (the Guidelines) consisting of standard voting positions on a comprehensive list of common proxy voting matters. ISS updates these Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and a number of other relevant factors. Changes to these Guidelines are communicated to LMGAA upon implementation.

While ISS has been instructed to vote our clients’ proxies in accordance with the Guidelines, LMGAA and our clients retain the right to instruct ISS to vote differently.

Underlying Funds

Certain LMGAA client accounts, including clients that are “Funds of Funds,” invest in underlying investment funds, including U.S. registered investment companies (Underlying Funds). Proxy voting with respect to shares, units or interests in Underlying Funds present diverse and complex policy issues that make the establishment of standard proxy voting guidelines impractical. To the extent that LMGAA has proxy voting authority with respect to shares, units or interests in Underlying Funds, LMGAA shall vote such shares, units or interests in the best interest of client accounts and subject to the general fiduciary principles set forth above rather than in accordance with the Guidelines.

LMGAA’s proxy voting authority on behalf of client accounts (including a Fund of Funds) with respect to shares, units or interests in Underlying Funds is subject to the provisions below in Proxy Voting of Underlying Funds,

Manager of Manager Arrangements

LMGAA advises certain client accounts that are structured as “Manager of Managers” arrangements in which various segments of the accounts are individually managed by a number of underlying investment advisers (Underlying Managers). In such arrangements, LMGAA generally does not exercise any proxy voting authority with respect to securities held in the client’s account. Proxy voting authority in such arrangements is typically assigned to the Underlying Managers.

Management Oversight

Management is responsible for overseeing LMGAA’s proxy voting activities, including reviewing and monitoring the Guidelines that provide how ISS will generally vote proxies on behalf of LMGAA clients no less frequently than annually. Compliance is responsible for coordinating with ISS to administer the proxy voting process and overseeing ISS’s proxy responsibilities. Compliance monitors voting activity to ensure that votes are cast in accordance with the Guidelines or client-specific guidelines and/or any applicable regulatory requirements.

Availability of Proxy Voting Policies and Procedures and Proxy Voting Record

Copies of this Policy, as it may be updated from time to time, are made available to clients as required by law and otherwise at LMGAA’s discretion. Clients may also obtain information on how their proxies were voted by LMGAA as required by law and otherwise at LMGAA’s discretion; however, LMGAA must not selectively disclose its investment company clients’ proxy voting records. The Firm will make proxy voting reports available to advisory clients upon request.

ISS’s current Guidelines, summaries, amendments, and other pertinent information can be accessed by visiting their website at the following address: http://www.issgovernance.com/policy.

Procedures

Proxy Voting Guidelines

LMGAA will review ISS’s Guidelines as necessary to support the best economic interests of LMGAA’s clients but generally no less frequently than annually. The Firm will choose to re-adopt or amend portions of or the entirety of the Guidelines, whether as a result of the annual review or otherwise, taking solely into account the best economic interests of LMGAA’s clients. Before re-adopting or amending the Guidelines, Compliance, in consultation with Management, will thoroughly review and evaluate the proposed change(s) and rationale to evaluate potential conflicts with client or employee interests. Rationale for any decisions not to re-adopt ISS’s Guidelines will be fully documented.

Proxy Voting of Underlying Funds

Proxy Voting of Affiliated Funds

With respect to proxy voting for a client account (including a Fund of Funds) investing in shares, units or interests of Underlying Funds advised by LMGAA or an affiliate of LMGAA (including ETFs, open-end mutual funds and closed-end investment companies), proxies relating to any of such affiliated Underlying Funds generally will be voted in accordance with an echo voting procedure under which such proxies are voted in the same proportion as the votes from other shareholders of such affiliated Underlying Fund. LMGAA may vote such proxies in accordance with other voting procedures approved by Management and Compliance, provided such procedures comply with applicable law and/or regulatory requirements.

Proxy Voting of Unaffiliated Funds

With respect to proxy voting for a client account (including a Fund of Funds) investing in shares, units or interests of an Underlying Fund advised by an adviser which is unaffiliated with LMGAA (including ETFs, open-end mutual funds and closed-end investment companies), LMGAA will vote such proxies in accordance with the general fiduciary principles set forth above; provided that LMGAA: (i) will vote proxies relating to shares of ETFs in accordance with an echo voting procedure to the extent required by LMGAA’s Procedures Relating to Compliance with ETF Exemptive Orders under Section 12(d)(1) of the Investment Company Act of 1940, and (ii) will vote proxies relating to shares of open-end mutual funds and closed-end investment companies in accordance with an echo voting procedure to the extent required in order to comply with Section 12(d)(1) under the Investment Company Act of 1940 and rules thereunder. Voting procedures are intended to be in the best interest of client accounts and subject to the general fiduciary principles set forth above, and such procedures are subject to review by Management and Compliance.

Specific proxy voting decisions made by Management

Proxy proposals (i) that are not covered by specific client instructions or the Guidelines; or (ii) that, according to the Guidelines, should be evaluated and voted on a case-by-case basis will be referred to Management and Portfolio Management for review and to provide a voting instruction.

Certain proxy votes may not be cast

In extremely limited cases, LMGAA may determine that it is in the best economic interests of its clients not to vote certain proxies. LMGAA will abstain from voting if:

•	Neither the Guidelines nor specific client instructions cover an issue;
•	ISS does not make a recommendation on the issue; and
•	LMGAA cannot make a good faith determination as to what would be in the client’s best interest (e.g., material conflict cannot be mitigated).

In other cases, it may not be possible to vote certain proxies, despite good faith efforts to do so. Examples may include:

•	Proxy ballot was not received from the custodian;
•	Meeting notice was not received with adequate time for processing; or
•	Legal restrictions, including share blocking, that may restrict liquidity or otherwise limit trading.

ISS will coordinate with Compliance regarding any specific proxies and any categories of proxies that will not or cannot be voted. The reasons for not voting any proxy shall be documented.

Conflict of Interest Procedures

LMGAA seeks to mitigate conflicts inherent in proxy voting and maintain independence by partnering with ISS for voting and administration of all client ballots. These conflicts may include:

•	The issuer is a client of LMGAA;
•	The issuer is a material business partner of LMGAA; or
•	An employee, or an immediate family member of an employee, of LMGAA serves as an officer or director of the issuer.

LMGAA believes that this Policy and our reliance on ISS for independent proxy decision-making reasonably ensure that these and other potential material conflicts are minimized, consistent with our fiduciary duty. Accordingly, proxies that will be voted in accordance with the Guidelines or in accordance with specific client instructions are not subject to the conflicts of interest procedures described below for items that are referred to LMGAA by ISS.

As a general matter, LMGAA takes the position that relationships between a non-LMGAA Legg Mason business unit and an issuer do not present a conflict of interest for LMGAA in voting proxies with respect to such issuer because LMGAA operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between LMGAA and such business units.

Procedures to Address Conflicts of Interest and Improper Influence

Note: This section addresses the limited circumstances in which items that are referred to LMGAA by ISS.

Overriding Principle: ISS will vote all proxies in accordance with the Guidelines. In the limited circumstances where ISS refers items to LMGAA for input or a voting decision, LMGAA will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of LMGAA’s clients.2

Independence: Compensation for all employees, particularly those with the ability to influence proxy voting in these limited circumstances, cannot be based upon their contribution to any business activity outside of LMGAA without prior approval from Management. Furthermore, they may not discuss proxy votes with any person outside of LMGAA (and within LMGAA only on a need to know basis).

Conflict Review Procedures: For items that are referred to LMGAA from ISS, Compliance will monitor for potential material conflicts of interest in connection with proxy proposals. Promptly upon a determination that a conflict exists in connection with a proxy proposal, the vote shall be escalated to Management. Management will collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if LMGAA or any person participating in the proxy voting process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered “material” to the extent that a reasonable person could expect the conflict to influence, or appear to influence, LMGAA’s decision on the particular vote at issue.

The information considered may include without limitation information regarding (i) client relationships; (ii) any relevant personal conflict known or brought to their attention; (iii) and any communications with members of the Firm and any person or entity outside of the organization that identifies itself as a LMGAA advisory client regarding the vote at issue.

If notified that LMGAA has a material conflict of interest, the Firm will obtain instructions as to how the proxies should be voted, if time permits, from the affected clients. If notified that certain individuals should be recused from the proxy vote at issue, LMGAA shall do so in accordance with the procedures set forth below.

Note: Any LMGAA employee who becomes aware of a potential material conflict of interest in respect of any proxy vote to be made on behalf of clients shall notify Management and Compliance to evaluate such conflict and determine a recommended course of action.

At the beginning of any discussion regarding how to vote any proxy, Compliance will inquire as to whether any employee or any person participating in the proxy voting process has a personal conflict of interest or has actual knowledge of an actual or apparent conflict that has not been reported to Management and/or Compliance.

Compliance also will inquire of these same parties whether they have actual knowledge regarding whether any director, officer or employee outside of LMGAA that identifies itself as a LMGAA advisory client, has: (i) requested that LMGAA vote a particular proxy in a certain manner; (ii) attempted to influence LMGAA in connection with proxy voting activities; or (iii) otherwise communicated with the Firm regarding the particular proxy vote at issue, and which incident has not yet been reported to management and/or Compliance.

Compliance will determine whether anyone should be recused from the proxy voting process, or whether LMGAA should seek instructions as to how to vote the proxy at issue if time permits, from the affected clients. These inquiries and discussions will be properly documented.

Duty to Report: Any LMGAA employee that is aware of any actual or apparent conflict of interest relevant to, or any attempt by any person outside of organization or any entity that identifies itself as a LMGAA advisory client to influence, how LMGAA votes its proxies has a duty to disclose the existence of the situation to their manager and the details of the matter to Compliance. In the case of any person participating in the deliberations on a specific vote, such disclosure should be made before engaging in any activities or participating in any discussion pertaining to that vote.

Recusal of Members: Compliance will recuse any employee from participating in a specific proxy vote referred to LMGAA if he/she (i) is personally involved in a material conflict of interest; or (ii) as determined by Management and Compliance, has actual knowledge of a circumstance or fact that could affect their independent judgment, in respect of such vote. Management will also exclude from consideration the views of any person (whether requested or volunteered) if Management knows, or if Compliance has determined that such other person has a material conflict of interest with respect to the particular proxy, or has attempted to influence the vote in any manner prohibited by these policies.

Other Procedures That Limit Conflicts of Interest

LMGAA has adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including but not limited to the Confidential Information Policy and the Code of Ethics. The Firm expects that these policies, procedures and internal controls will greatly reduce the chance that the Firm (or, its employees) would be involved in, aware of or influenced by, an actual or apparent conflict of interest.

Recordkeeping

LMGAA will retain records of client requests for proxy voting information and any written responses thereto provided by LMGAA, and will retain any documents the Firm or Compliance prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.

LMGAA also will create and maintain appropriate records documenting its compliance with this Policy, including records of its deliberations and decisions regarding conflicts of interest and their resolution.

With respect to LMGAA’s investment company clients, ISS will create and maintain such records as are necessary to allow such investment company clients to comply with their recordkeeping, reporting and disclosure obligations under applicable law.

LMGAA will also maintain the following records relating to proxy voting:

•	The name of the issuer of the portfolio security;
•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);
•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);
•	The shareholder meeting date;
•	A copy of each proxy statement received by LMGAA;
•	A brief identification of the matter voted on;
•	Whether the matter was proposed by the issuer or by a security holder;
•	Whether LMGAA cast its vote on the matter;
•	How LMGAA cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
•	Whether LMGAA cast its vote for or against management.

In lieu of keeping copies of proxy statements, LMGAA may rely on proxy statements filed on the EDGAR system. LMGAA also may rely on third party records of proxy statements and votes cast by LMGAA if the third party provides an undertaking to LMGAA to provide such records promptly upon request.

_________________________

1 For purposes of these Policies and Procedures, “clients” refers to persons or entities: for which LMGAA serves as investment adviser or sub-adviser; for which LMGAA votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.

2 Any contact from external parties interested in a particular vote that attempts to exert improper pressure or influence shall be reported to Compliance.

VII.   The section of the SAI entitled “APPENDIX II: PROXY VOTING POLICIES OF THE SUBADVISERS – BATTERYMARCH FINANCIAL MANAGEMENT, INC.” is hereby deleted in its entirety and replaced with the following:

BATTERYMARCH FINANCIAL MANAGEMENT, INC.

Introduction

Batterymarch Financial Management, Inc. (Batterymarch) has adopted and implemented policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of its clients and in accordance with its fiduciary duties and applicable regulations. This Policy shall apply to all accounts managed by Batterymarch. In addition, Batterymarch’s Proxy Policy reflects the fiduciary standards and responsibilities for ERISA accounts managed by Batterymarch.

Responsibilities

Proxy votes are the property of Batterymarch’s advisory clients.1 As such, Batterymarch’s authority and responsibility to vote such proxies depends upon its contractual relationships with its clients. Batterymarch has delegated responsibility for effecting its advisory clients’ proxy votes to Institutional Shareholder Services (ISS), an independent third-party proxy voting specialist. ISS votes Batterymarch’s advisory clients’ proxies in accordance with their (ISS’s) proxy guidelines or, in extremely limited circumstances, Batterymarch’s specific instructions. Where a client has given specific instructions as to how a proxy should be voted, Batterymarch will notify and direct ISS to carry out those instructions. Where no specific instruction exists, Batterymarch will follow the procedures set forth in this document and vote such proxies in accordance with ISS’s guidelines. Certain Taft-Hartley clients may direct Batterymarch to have ISS vote their proxies in accordance with ISS’s (or other specific) Taft Hartley voting Guidelines.

Alternatively, clients may elect to retain proxy voting authority and responsibility. These and other proxy-related instructions must be outlined in the investment management agreement or other contractual arrangements with each client.

Clients may in certain instances contract with their custodial agent and notify Batterymarch that they wish to engage in securities lending transactions. Batterymarch will not vote proxies relating to securities in client accounts that are on loan. In such cases, it is the responsibility of the custodian to deduct the number of shares that are on loan to ensure they are not voted by multiple parties.

Policies

Proxy voting activities are conducted in the best economic interest of clients.

Batterymarch works with ISS to ensure that all proxies are voted in accordance with what we believe to be the best economic interest of Batterymarch’s clients. In addition to proxy voting services provided by ISS, Batterymarch has also contracted with ISS to provide proxy advisory services. These services include research and other activities designed to gain insight into ballot decisions and make informed voting recommendations consistent with our fiduciary duty to our clients. ISS has developed and maintains Proxy Voting Guidelines (the Guidelines) consisting of standard voting positions on a comprehensive list of common proxy voting matters. ISS updates these Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and a number of other relevant factors. Changes to these Guidelines are communicated to Batterymarch upon implementation.

Underlying Funds

Certain Batterymarch client accounts, including clients that are “Funds of Funds,” invest in underlying investment funds, including U.S. registered investment companies (Underlying Funds). Proxy voting with respect to shares, units or interests in Underlying Funds present diverse and complex policy issues that make the establishment of standard proxy voting guidelines impractical. To the extent that Batterymarch has proxy voting authority with respect to shares, units or interests in Underlying Funds, Batterymarch shall vote such shares, units or interests in the best interest of client accounts and subject to the general fiduciary principles set forth above rather than in accordance with the Guidelines.

Batterymarch’s proxy voting authority on behalf of client accounts (including a Fund of Funds) with respect to shares, units or interests in Underlying Funds is subject to the provisions below in Proxy Voting of Underlying Funds,

Manager of Manager Arrangements

Batterymarch advises certain client accounts that are structured as “Manager of Managers” arrangements in which various segments of the accounts are individually managed by a number of underlying investment advisers (Underlying Managers). In such arrangements, Batterymarch generally does not exercise any proxy voting authority with respect to securities held in the client’s account. Proxy voting authority in such arrangements is typically assigned to the Underlying Managers.

Management Oversight

Management is responsible for overseeing Batterymarch’s proxy voting activities, including reviewing and monitoring the Guidelines that provide how ISS will generally vote proxies on behalf of Batterymarch clients no less frequently than annually. Compliance is responsible for coordinating with ISS to administer the proxy voting process and overseeing ISS’s proxy responsibilities. Compliance monitors voting activity to ensure that votes are cast in accordance with the Guidelines or client-specific guidelines and/or any applicable regulatory requirements.

Availability of Proxy Voting Policies and Procedures and Proxy Voting Record

Copies of this Policy, as it may be updated from time to time, are made available to clients as required by law and otherwise at Batterymarch’s discretion. Clients may also obtain information on how their proxies were voted by Batterymarch as required by law and otherwise at Batterymarch’s discretion; however, Batterymarch must not selectively disclose its investment company clients’ proxy voting records. The Firm will make proxy voting reports available to advisory clients upon request.

ISS’s current Guidelines, summaries, amendments, and other pertinent information can be accessed by visiting their website at the following address: http://www.issgovernance.com/policy.

Procedures

Proxy Voting Guidelines

Batterymarch will review ISS’s Guidelines as necessary to support the best economic interests of Batterymarch’s clients but generally no less frequently than annually. The Firm will choose to re-adopt or amend portions of or the entirety of the Guidelines, whether as a result of the annual review or otherwise, taking solely into account the best economic interests of Batterymarch’s clients. Before re-adopting or amending the Guidelines, Compliance, in consultation with Management, will thoroughly review and evaluate the proposed change(s) and rationale to evaluate potential conflicts with client or employee interests. Rationale for any decisions not to re-adopt ISS’s Guidelines will be fully documented.

Proxy Voting of Underlying Funds

Proxy Voting of Affiliated Funds

With respect to proxy voting for a client account (including a Fund of Funds) investing in shares, units or interests of Underlying Funds advised by Batterymarch or an affiliate of Batterymarch (including ETFs, open-end mutual funds and closed-end investment companies), proxies relating to any of such affiliated Underlying Funds generally will be voted in accordance with an echo voting procedure under which such proxies are voted in the same proportion as the votes from other shareholders of such affiliated Underlying Fund. Batterymarch may vote such proxies in accordance with other voting procedures approved by Management and Compliance, provided such procedures comply with applicable law and/or regulatory requirements.

Proxy Voting of Unaffiliated Funds

With respect to proxy voting for a client account (including a Fund of Funds) investing in shares, units or interests of an Underlying Fund advised by an adviser which is unaffiliated with Batterymarch (including ETFs, open-end mutual funds and closed-end investment companies), Batterymarch will vote such proxies in accordance with the general fiduciary principles set forth above; provided that Batterymarch: (i) will vote proxies relating to shares of ETFs in accordance with an echo voting procedure to the extent required by Batterymarch’s Procedures Relating to Compliance with ETF Exemptive Orders under Section 12(d)(1) of the Investment Company Act of 1940, and (ii) will vote proxies relating to shares of open-end mutual funds and closed-end investment companies in accordance with an echo voting procedure to the extent required in order to comply with Section 12(d)(1) under the Investment Company Act of 1940 and rules thereunder. Voting procedures are intended to be in the best interest of client accounts and subject to the general fiduciary principles set forth above, and such procedures are subject to review by Management and Compliance.

Specific proxy voting decisions made by Management

Proxy proposals (i) that are not covered by specific client instructions or the Guidelines; or (ii) that, according to the Guidelines, should be evaluated and voted on a case-by-case basis will be referred to Management and Portfolio Management for review and to provide a voting instruction.

Certain proxy votes may not be cast

In extremely limited cases, Batterymarch may determine that it is in the best economic interests of its clients not to vote certain proxies. Batterymarch will abstain from voting if:

•	Neither the Guidelines nor specific client instructions cover an issue;
•	ISS does not make a recommendation on the issue; and
•	Batterymarch cannot make a good faith determination as to what would be in the client’s best interest (e.g., material conflict cannot be mitigated).

In other cases, it may not be possible to vote certain proxies, despite good faith efforts to do so. Examples may include:

•	Proxy ballot was not received from the custodian;
•	Meeting notice was not received with adequate time for processing; or
•	Legal restrictions, including share blocking, that may restrict liquidity or otherwise limit trading.

ISS will coordinate with Compliance regarding any specific proxies and any categories of proxies that will not or cannot be voted. The reasons for not voting any proxy shall be documented.

Conflict of Interest Procedures

Batterymarch seeks to mitigate conflicts inherent in proxy voting and maintain independence by partnering with ISS for voting and administration of all client ballots. These conflicts may include:

•	The issuer is a client of Batterymarch;
•	The issuer is a material business partner of Batterymarch; or
•	An employee, or an immediate family member of an employee, of Batterymarch serves as an officer or director of the issuer.

Batterymarch believes that this Policy and our reliance on ISS for independent proxy decision-making reasonably ensure that these and other potential material conflicts are minimized, consistent with our fiduciary duty. Accordingly, proxies that will be voted in accordance with the Guidelines or in accordance with specific client instructions are not subject to the conflicts of interest procedures described below for items that are referred to Batterymarch by ISS.

As a general matter, Batterymarch takes the position that relationships between a non-Batterymarch Legg Mason business unit and an issuer do not present a conflict of interest for Batterymarch in voting proxies with respect to such issuer because Batterymarch operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between Batterymarch and such business units.

Procedures to Address Conflicts of Interest and Improper Influence

Note: This section addresses the limited circumstances in which items that are referred to Batterymarch by ISS.

Overriding Principle: ISS will vote all proxies in accordance with the Guidelines. In the limited circumstances where ISS refers items to Batterymarch for input or a voting decision, Batterymarch will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of Batterymarch’s clients.2

Independence: Compensation for all employees, particularly those with the ability to influence proxy voting in these limited circumstances, cannot be based upon their contribution to any business activity outside of Batterymarch without prior approval from Management. Furthermore, they may not discuss proxy votes with any person outside of Batterymarch (and within Batterymarch only on a need to know basis).

Conflict Review Procedures: For items that are referred to Batterymarch from ISS, Compliance will monitor for potential material conflicts of interest in connection with proxy proposals. Promptly upon a determination that a conflict exists in connection with a proxy proposal, the vote shall be escalated to Management. Management will collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if Batterymarch or any person participating in the proxy voting process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered “material” to the extent that a reasonable person could expect the conflict to influence, or appear to influence, Batterymarch’s decision on the particular vote at issue.

The information considered may include without limitation information regarding (i) client relationships; (ii) any relevant personal conflict known or brought to their attention; (iii) and any communications with members of the Firm and any person or entity outside of the organization that identifies itself as a Batterymarch advisory client regarding the vote at issue.

If notified that Batterymarch has a material conflict of interest, the Firm will obtain instructions as to how the proxies should be voted, if time permits, from the affected clients. If notified that certain individuals should be recused from the proxy vote at issue, Batterymarch shall do so in accordance with the procedures set forth below.

Note: Any Batterymarch employee who becomes aware of a potential material conflict of interest in respect of any proxy vote to be made on behalf of clients shall notify Management and Compliance to evaluate such conflict and determine a recommended course of action.

At the beginning of any discussion regarding how to vote any proxy, Compliance will inquire as to whether any employee or any person participating in the proxy voting process has a personal conflict of interest or has actual knowledge of an actual or apparent conflict that has not been reported to Management and/or Compliance.

Compliance also will inquire of these same parties whether they have actual knowledge regarding whether any director, officer or employee outside of Batterymarch that identifies itself as a Batterymarch advisory client, has: (i) requested that Batterymarch vote a particular proxy in a certain manner; (ii) attempted to influence Batterymarch in connection with proxy voting activities; or (iii) otherwise communicated with the Firm regarding the particular proxy vote at issue, and which incident has not yet been reported to management and/or Compliance.

Compliance will determine whether anyone should be recused from the proxy voting process, or whether Batterymarch should seek instructions as to how to vote the proxy at issue if time permits, from the affected clients. These inquiries and discussions will be properly documented.

Duty to Report: Any Batterymarch employee that is aware of any actual or apparent conflict of interest relevant to, or any attempt by any person outside of organization or any entity that identifies itself as a Batterymarch advisory client to influence, how Batterymarch votes its proxies has a duty to disclose the existence of the situation to their manager and the details of the matter to Compliance. In the case of any person participating in the deliberations on a specific vote, such disclosure should be made before engaging in any activities or participating in any discussion pertaining to that vote.

Recusal of Members: Compliance will recuse any employee from participating in a specific proxy vote referred to Batterymarch if he/she (i) is personally involved in a material conflict of interest; or (ii) as determined by Management and Compliance, has actual knowledge of a circumstance or fact that could affect their independent judgment, in respect of such vote. Management will also exclude from consideration the views of any person (whether requested or volunteered) if Management knows, or if Compliance has determined that such other person has a material conflict of interest with respect to the particular proxy, or has attempted to influence the vote in any manner prohibited by these policies.

Other Procedures That Limit Conflicts of Interest

Batterymarch has adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including but not limited to the Confidential Information Policy and the Code of Ethics. The Firm expects that these policies, procedures and internal controls will greatly reduce the chance that the Firm (or, its employees) would be involved in, aware of or influenced by, an actual or apparent conflict of interest.

Recordkeeping

Batterymarch will retain records of client requests for proxy voting information and any written responses thereto provided by Batterymarch, and will retain any documents the Firm or Compliance prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.

Batterymarch also will create and maintain appropriate records documenting its compliance with this Policy, including records of its deliberations and decisions regarding conflicts of interest and their resolution.

With respect to Batterymarch’s investment company clients, ISS will create and maintain such records as are necessary to allow such investment company clients to comply with their recordkeeping, reporting and disclosure obligations under applicable law.

Batterymarch will also maintain the following records relating to proxy voting:

•	The name of the issuer of the portfolio security;
•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);
•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);
•	The shareholder meeting date;
•	A copy of each proxy statement received by Batterymarch;
•	A brief identification of the matter voted on;
•	Whether the matter was proposed by the issuer or by a security holder;
•	Whether Batterymarch cast its vote on the matter;
•	How Batterymarch cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
•	Whether Batterymarch cast its vote for or against management.

In lieu of keeping copies of proxy statements, Batterymarch may rely on proxy statements filed on the EDGAR system. Batterymarch also may rely on third party records of proxy statements and votes cast by Batterymarch if the third party provides an undertaking to Batterymarch to provide such records promptly upon request.

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1 For purposes of these Policies and Procedures, “clients” refers to persons or entities: for which Batterymarch serves as investment adviser or sub-adviser; for which Batterymarch votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies. While ISS has been instructed to vote our clients’ proxies in accordance with the Guidelines, Batterymarch and our clients retain the right to instruct ISS to vote differently.

2 Any contact from external parties interested in a particular vote that attempts to exert improper pressure or influence shall be reported to Compliance.

B.	New Subadvisory Arrangement

The Board of Trustees of the Trust recently approved adding Western Asset Management Company Limited as a subadviser to the Portfolio. This change will be effective on or about November 24, 2014.

To reflect this, the SAI is revised as follows:

I.	All references to Western Asset Management Company are revised to refer to Western Asset Management Company/Western Asset Management Company Limited (together, Western Asset).

C.	New Portfolio Managers

Effective immediately, Steven Bleiberg no longer serves as a co-portfolio manager of the Portfolio. Y. Wayne Lin will continue to serve on the portfolio management team for the Portfolio, and Thomas Picciochi and Ellen Tesler have joined Y. Wayne Lin as portfolio managers of the Portfolio. Mr. Picciochi and Ms. Tesler serve as portfolio managers of QS Legg Mason Global Asset Allocation, LLC.

To reflect these changes, the SAI is revised as follows:

I.	All references to Steven Bleiberg are hereby deleted.

II.	The Table in Part I of the SAI entitled “Portfolio Managers: Other Accounts” is hereby revised by replacing the information pertaining to the Portfolio and substituting the following information set forth below:

Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
QS Legg Mason Global Asset Allocation, LLC.	Y. Wayne Lin	21/$3.7 billion	3/$126.8 million	3/$1.5 million	None
	Thomas Picciochi*	None	4/$1.1 billion	2/$118.3 million	None
	Ellen Tesler*	None	4/$1.1 billion	2/$118.3 million	None
QS Batterymarch Financial Management**	Stephen A. Lanzendorf	10/$4.37 billion	10/$744.5 million 1/$3.8 million	40/$3.88 billion 4/$103.1 million	None
	Joseph S. Giroux	4/$839.7 million	7/$531.5 million	3/$94.2 million	None
	Jeremy Wee	3/$177.0 million	10/$730.1 million	10/$976.7 million 1/$73.9 million	None
Brandywine Global Investment Management, LLC.	n/a	n/a	n/a	n/a	n/a
ClearBridge Investments, LLC.	n/a	n/a	n/a	n/a	n/a
Western Asset Management Company/ Western Asset Management Company Limited	n/a	n/a	n/a	n/a	n/a

* Information as of March 31, 2014.

** The Developed Markets Team of QS Batterymarch Financial Management Inc. (Batterymarch) provides management support for the portions of the Portfolio that are managed by Batterymarch. Members of the investment team may change from time to time. Mr. Lanzendorf, Mr. Giroux and Mr. Wee are responsible for the strategic oversight of investments in those portions of the Portfolio that are managed by Batterymarch. Their focus is on portfolio structure, and they are primarily responsible for ensuring that the portions of the Portfolio managed by Batterymarch comply with the Portfolio’s investment objective, guidelines and restrictions, and Batterymarch’s current internal investment strategies.

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